STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions of Black-Scholes Option Pricing Model to Estimate Fair Value of Options Granted

Management has used Black-Scholes option pricing model to estimate the fair value of options granted with the following assumptions:

2010
Expected volatility	0.546~0.580
Risk-free interest rate	2.08%~2.56%
Expected dividend yield	0%
Expected term (in years)	3.02~3.58
Fair value of underlying ordinary share	US$5.00

Summary of Share Option Activity

The following table summarizes the Company’s share option activity as of and for the years ended December 31, 2010, 2011 and 2012:

	Number of options	Weighted average exercise price	Weighted average grant- date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		US$	US$	(Years)	US$
Outstanding as of December 31, 2009	6,845,333	1.64	1.49	3.59	16,166

Granted	730,000	3.40	2.59
Exercised	135,102	2.76	0.88
Forfeited	846,839	2.99	1.35

Outstanding as of December 31, 2010	6,593,392	1.63	1.62	2.70	21,748

Exercised	138,724	1.41	1.54
Forfeited	346,685	3.14	1.70

Outstanding as of December 31, 2011	6,107,983	1.56	1.62	1.64	17,006

Exercised	338,440	1.10	1.53
Forfeited	129,972	3.06	1.12

Outstanding as of December 31, 2012	5,639,571	1.55	1.63	0.54	4,422

Vested and expected to vest at December 31, 2012	5,608,222	1.54	1.63	0.63	4,422

Exercisable at December 31, 2012	5,327,452	1.44	1.60	0.55	3,084

Summary of Information about Stock Options Outstanding

The following table summarizes information about stock options outstanding for the year ended December 31, 2012:

	Options Outstanding			Options Exercisable
Exercise prices	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)
1.00	4,335,570	1.00	0.27	4,335,498	1.00	0.27
3.15	123,400	3.15	0.55	123,400	3.15	0.55
3.40	1,180,601	3.40	2.00	868,554	3.40	1.98

	5,639,571	1.55	0.54	5,327,452	1.44	0.55

Summary of Nonvested Shares Activity

The following table summarizes the nonvested shares activity for the year ended December 31, 2010, 2011 and 2012:

	Number of Shares	Weighted average grant date fair value	Aggregate intrinsic value
Nonvested stock as of December 31, 2009	—	—
Granted	460,000	4.56

Nonvested stock as of December 31, 2010	460,000	4.56	2,268

Granted	372,000	5.19
Vested	(12,000)	4.56
Forfeited	(3,000)	4.56

Nonvested stock as of December 31, 2011	817,000	4.85	3,602

Granted	190,668	5.10
Vested	(347,418)	4.96
Forfeited	(25,000)	4.37

Nonvested stock as of December 31, 2012	635,250	4.86	1,999

Nonvested stock vested and expected to vest at December 31, 2012	925,868	4.89	1,870

Stock-based Compensation Expense

The following table shows total stock-based compensation expense included in the consolidated statements of operations for the year ended December 31, 2010, 2011 and 2012:

	2010	2011	2012
Cost of revenue	7	4	1
Selling and marketing expense	1,468	1,979	1,506
General and administrative expense	1,024	1,086	707

Total	2,499	3,069	2,214